Segment Reporting - Summary of Operating Segments (Income Statement) (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Net Income from interest		$ 5,595,351,770	$ 6,774,514,667	$ 4,949,221,278
Net fee Income		1,732,150,344	1,436,334,278	1,350,486,004
Net Income from Financial Instruments measured at fair value through Profit or Loss		787,913,420	1,140,476,332	784,622,129
Income from Derecognition of Assets Measured at Amortized Cost		12,137,043	270,115,476	120,622,084
Exchange rate differences on foreign currency		250,596,951	203,693,157	1,754,809,706
Other operating income (expense)		882,585,086	642,508,531	1,093,613,011
Insurance Business Result		60,818,239	21,086,417	104,110,212
Impairment Charge		(2,947,227,349)	(1,135,001,964)	(546,240,196)
Personnel Expenses		(1,233,243,524)	(1,356,897,583)	(1,006,810,214)
Administrative Expenses		(1,210,424,932)	(991,912,371)	(845,715,610)
Depreciation Expenses		(304,585,252)	(247,400,451)	(241,428,954)
Other Operating Expenses		(1,815,475,947)	(1,657,523,030)	(1,620,151,723)
Loss on net monetary position		(1,511,508,497)	(3,137,295,161)	(4,349,995,302)
Operating Income		299,087,352	1,962,698,298	1,547,142,425
Share of profit from Associates and Joint Ventures	[1]	4,764,265	924,264,958	8,393,403
Income before Taxes from Continuing Operations		303,851,617	2,886,963,256	1,555,535,828
Income Tax from Continuing Operations		(91,239,578)	(771,682,938)	(589,661,660)
Net Income from Continuing Operations		212,612,039	2,115,280,318	965,874,168
Net Income for the Year		212,612,039	2,115,280,318	965,874,168
Other comprehensive income		(32,669,141)	19,260,504	4,419,218
Total Comprehensive Income Attributable to Parent company´s owners		179,855,338	2,134,719,826	970,300,591
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		87,560	(179,004)	(7,205)
Operating segments | Argentina
Disclosure of operating segments [line items]
Net Income from interest		5,594,099,871	6,743,654,656
Net fee Income		1,769,797,112	1,452,026,108
Net Income from Financial Instruments measured at fair value through Profit or Loss		769,031,443	1,142,259,049
Income from Derecognition of Assets Measured at Amortized Cost		12,137,043	270,115,476
Exchange rate differences on foreign currency		250,578,560	203,238,019
Other operating income (expense)		906,083,820	661,586,441
Insurance Business Result		11,784,300	1,503,288
Impairment Charge		(2,947,227,349)	(1,135,001,964)
Personnel Expenses		(1,230,260,469)	(1,355,296,878)
Administrative Expenses		(1,209,819,896)	(992,139,740)
Depreciation Expenses		(304,132,399)	(247,282,012)
Other Operating Expenses		(1,813,837,911)	(1,657,585,201)
Loss on net monetary position		(1,511,508,497)	(3,136,708,772)
Operating Income		296,725,628	1,950,368,470
Share of profit from Associates and Joint Ventures		4,768,574	924,264,958
Income before Taxes from Continuing Operations		301,494,202	2,874,633,428
Income Tax from Continuing Operations		(91,239,578)	(771,682,938)
Net Income from Continuing Operations		210,254,624	2,102,950,490
Net Income for the Year		210,254,624	2,102,950,490
Other comprehensive income		(30,947,095)	19,260,504
Total Comprehensive Income Attributable to Parent company´s owners		179,219,969	2,122,389,998
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		87,560	(179,004)
Operating segments | United States
Disclosure of operating segments [line items]
Net Income from interest		73,484
Net fee Income		0
Net Income from Financial Instruments measured at fair value through Profit or Loss		95,814
Income from Derecognition of Assets Measured at Amortized Cost		0
Exchange rate differences on foreign currency		0
Other operating income (expense)		3,134,399
Insurance Business Result		0
Impairment Charge		0
Personnel Expenses		(1,489,697)
Administrative Expenses		(1,114,406)
Depreciation Expenses		(336,217)
Other Operating Expenses		(681,641)
Loss on net monetary position		0
Operating Income		(318,264)
Share of profit from Associates and Joint Ventures		(4,309)
Income before Taxes from Continuing Operations		(322,573)
Income Tax from Continuing Operations		0
Net Income from Continuing Operations		(322,573)
Net Income for the Year		(322,573)
Other comprehensive income		(752,077)
Total Comprehensive Income Attributable to Parent company´s owners		(1,074,650)
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0
Operating segments | Uruguay
Disclosure of operating segments [line items]
Net Income from interest		0	0
Net fee Income		(8,591,236)	(4,639,272)
Net Income from Financial Instruments measured at fair value through Profit or Loss		7,612,978	4,728,102
Income from Derecognition of Assets Measured at Amortized Cost		0	0
Exchange rate differences on foreign currency		18,391	455,138
Other operating income (expense)		6,793,246	3,138,379
Insurance Business Result		0	0
Impairment Charge		0	0
Personnel Expenses		(1,493,358)	(1,600,705)
Administrative Expenses		(1,543,397)	(1,166,407)
Depreciation Expenses		(116,636)	(118,439)
Other Operating Expenses		0	0
Loss on net monetary position		0	(586,389)
Operating Income		2,679,988	210,407
Share of profit from Associates and Joint Ventures		0	0
Income before Taxes from Continuing Operations		2,679,988	210,407
Income Tax from Continuing Operations		0	0
Net Income from Continuing Operations		2,679,988	210,407
Net Income for the Year		2,679,988	210,407
Other comprehensive income		(969,969)	0
Total Comprehensive Income Attributable to Parent company´s owners		1,710,019	210,407
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0
Operating segments | Bank
Disclosure of operating segments [line items]
Net Income from interest		4,133,882,609	5,391,323,426	4,187,960,646
Net fee Income		1,057,117,580	822,969,896	834,497,567
Net Income from Financial Instruments measured at fair value through Profit or Loss		317,286,517	809,300,872	334,668,371
Income from Derecognition of Assets Measured at Amortized Cost		4,500,194	233,757,355	121,310,781
Exchange rate differences on foreign currency		261,097,802	186,614,669	1,525,779,769
Other operating income (expense)		377,010,139	269,526,597	798,743,996
Insurance Business Result		0	0	0
Impairment Charge		(1,830,957,567)	(669,143,673)	(360,231,114)
Personnel Expenses		(928,210,339)	(1,066,713,625)	(720,617,806)
Administrative Expenses		(907,828,210)	(688,437,388)	(586,013,129)
Depreciation Expenses		(264,354,619)	(205,998,863)	(200,870,001)
Other Operating Expenses		(1,161,410,829)	(1,086,164,279)	(1,175,628,195)
Loss on net monetary position		(1,188,179,232)	(2,595,181,592)	(3,505,888,207)
Operating Income		(130,045,955)	1,401,853,395	1,253,712,678
Share of profit from Associates and Joint Ventures		(2,919,687)	857,904,691	(5,576,532)
Income before Taxes from Continuing Operations		(132,965,642)	2,259,758,086	1,248,136,146
Income Tax from Continuing Operations		78,636,929	(590,754,296)	(444,802,723)
Net Income from Continuing Operations		(54,328,713)	1,669,003,790	803,333,423
Net Income for the Year		(54,328,713)	1,669,003,790	803,333,423
Other comprehensive income		(43,286,650)	20,489,617	0
Total Comprehensive Income Attributable to Parent company´s owners		(97,610,937)	1,689,506,694	803,333,423
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		(4,426)	(13,287)	0
Operating segments | Naranja X
Disclosure of operating segments [line items]
Net Income from interest		1,373,706,122	1,290,129,937	746,553,638
Net fee Income		703,486,998	612,554,571	533,536,047
Net Income from Financial Instruments measured at fair value through Profit or Loss		170,283,679	141,004,021	277,411,851
Income from Derecognition of Assets Measured at Amortized Cost		7,636,824	36,358,121	(708,902)
Exchange rate differences on foreign currency		(62,858,943)	3,961,457	14,135,214
Other operating income (expense)		217,194,155	147,252,298	112,455,266
Insurance Business Result		0	0	0
Impairment Charge		(1,116,186,751)	(465,761,146)	(186,012,472)
Personnel Expenses		(246,865,294)	(225,405,322)	(222,512,730)
Administrative Expenses		(257,179,331)	(258,174,544)	(219,805,868)
Depreciation Expenses		(36,036,540)	(38,566,067)	(34,884,751)
Other Operating Expenses		(442,731,114)	(346,525,428)	(300,846,321)
Loss on net monetary position		(208,298,953)	(479,614,140)	(644,767,613)
Operating Income		102,150,852	417,213,758	74,553,359
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		102,150,852	417,213,758	74,553,359
Income Tax from Continuing Operations		(44,531,613)	(117,867,754)	(35,231,179)
Net Income from Continuing Operations		57,619,239	299,346,004	39,322,180
Net Income for the Year		57,619,239	299,346,004	39,322,180
Other comprehensive income		5,444,479	(570,826)	1,355,265
Total Comprehensive Income Attributable to Parent company´s owners		63,063,718	298,775,178	40,677,445
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Operating segments | Insurance
Disclosure of operating segments [line items]
Net Income from interest		78,650,742	63,677,984	23,206,988
Net fee Income		0	0	0
Net Income from Financial Instruments measured at fair value through Profit or Loss		117,303,327	32,101,295	(33,272,959)
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		6,935,059	7,217,086	155,954,849
Other operating income (expense)		27,752,705	24,415,301	34,250,869
Insurance Business Result		11,784,300	1,503,288	60,858,704
Impairment Charge		(83,031)	(161,594)	3,390
Personnel Expenses		(23,617,858)	(24,814,448)	(36,475,235)
Administrative Expenses		(16,638,524)	(8,421,857)	(19,630,339)
Depreciation Expenses		(2,048,322)	(370,645)	(3,468,420)
Other Operating Expenses		(117,637,391)	(155,415,784)	(101,829,910)
Loss on net monetary position		(17,531,893)	25,985,933	(55,742,149)
Operating Income		64,869,114	(34,283,441)	23,855,788
Share of profit from Associates and Joint Ventures		0	0	13,969,935
Income before Taxes from Continuing Operations		64,869,114	(34,283,441)	37,825,723
Income Tax from Continuing Operations		(24,393,231)	232,435	(5,238,965)
Net Income from Continuing Operations		40,475,883	(34,051,006)	32,586,758
Net Income for the Year		40,475,883	(34,051,006)	32,586,758
Other comprehensive income		2,707,526	(96,423)	568,582
Total Comprehensive Income Attributable to Parent company´s owners		43,091,423	(33,981,712)	33,162,545
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		91,986	(165,717)	(7,205)
Operating segments | Other Businesses
Disclosure of operating segments [line items]
Net Income from interest		7,933,882	(1,476,691)	(688,719)
Net fee Income		601,298	11,862,369	11,303,936
Net Income from Financial Instruments measured at fair value through Profit or Loss		171,866,712	164,580,963	191,771,636
Income from Derecognition of Assets Measured at Amortized Cost		25	0	20,205
Exchange rate differences on foreign currency		45,423,033	5,899,945	58,939,874
Other operating income (expense)		294,054,466	223,530,624	169,639,514
Insurance Business Result		0	0	0
Impairment Charge		0	64,449	0
Personnel Expenses		(34,550,033)	(39,964,188)	(27,204,443)
Administrative Expenses		(30,831,634)	(38,272,358)	(22,630,670)
Depreciation Expenses		(2,145,771)	(2,464,876)	(2,205,782)
Other Operating Expenses		(92,740,218)	(69,479,710)	(41,852,116)
Loss on net monetary position		(97,498,419)	(88,485,362)	(143,597,333)
Operating Income		262,113,341	165,795,165	193,496,102
Share of profit from Associates and Joint Ventures		7,683,952	66,360,267	0
Income before Taxes from Continuing Operations		269,797,293	232,155,432	193,496,102
Income Tax from Continuing Operations		(100,951,663)	(63,293,323)	(104,388,793)
Net Income from Continuing Operations		168,845,630	168,862,109	89,107,309
Net Income for the Year		168,845,630	168,862,109	89,107,309
Other comprehensive income		2,465,504	(561,864)	2,495,371
Total Comprehensive Income Attributable to Parent company´s owners		171,311,134	168,300,245	91,602,680
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		0	0	0
Adjustments
Disclosure of operating segments [line items]
Net Income from interest		1,178,415	30,860,011	(7,811,275)
Net fee Income		(29,055,532)	(11,052,558)	(28,851,546)
Net Income from Financial Instruments measured at fair value through Profit or Loss		11,173,185	(6,510,819)	14,043,230
Income from Derecognition of Assets Measured at Amortized Cost		0	0	0
Exchange rate differences on foreign currency		0	0	0
Other operating income (expense)		(33,426,379)	(22,216,289)	(21,476,634)
Insurance Business Result		49,033,939	19,583,129	43,251,508
Impairment Charge		0	0	0
Personnel Expenses		0	0	0
Administrative Expenses		2,052,767	1,393,776	2,364,396
Depreciation Expenses		0	0	0
Other Operating Expenses		(956,395)	62,171	4,819
Loss on net monetary position		0	0	0
Operating Income		0	12,119,421	1,524,498
Share of profit from Associates and Joint Ventures		0	0	0
Income before Taxes from Continuing Operations		0	12,119,421	1,524,498
Income Tax from Continuing Operations		0	0	0
Net Income from Continuing Operations		0	12,119,421	1,524,498
Net Income for the Year		0	12,119,421	1,524,498
Other comprehensive income		0	0	0
Total Comprehensive Income Attributable to Parent company´s owners		0	12,119,421	1,524,498
Total Comprehensive (Expense) / Income Attributable to Non-controlling Interests		$ 0	$ 0	$ 0

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.